Condensed Financial Information of Deswell Industries, Inc. - Schedule of Condensed Income Statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Condensed Income Statement [Line Items]
Income before income taxes	$ 10,264	$ 11,300	$ 7,819
Income taxes	363	(162)	(110)
Net income attribute to Deswell Industries, Inc.	10,627	11,138	7,709
Total comprehensive income attributable to Deswell Industries, Inc.	10,627	11,138	7,709
Parent Company [Member]
Schedule of Condensed Income Statement [Line Items]
Equity in earnings of subsidiaries	11,357	11,854	8,229
Operating expenses	730	716	520
Income before income taxes	10,627	11,138	7,709
Income taxes
Net income attribute to Deswell Industries, Inc.	10,627	11,138	7,709
Share of other comprehensive income of subsidiaries
Total comprehensive income attributable to Deswell Industries, Inc.	$ 10,627	$ 11,138	$ 7,709